Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 82,473,305.10
Previously Paid Amount	0.00
Total Fee Amount	11,389.56
Total Offset Amount	0.00
Net Fee	$ 11,389.56
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A